Other Income and Expense	12 Months Ended
Dec. 31, 2010
OTHER INCOME AND EXPENSE

18. OTHER INCOME AND EXPENSE

The components of other income are summarized as follows:

	Years Ended December 31,
	2010	2009	2008

	(in millions)
Gain on extinguishment of tax and other liabilities	$65	$168	$199
Tax credit settlement	-	129	-
Performance incentive fee	-	80	-
Insurance proceeds	-	-	40
Gain on sale of assets	12	14	34
Other	27	69	99
Total other income	$104	$460	$372

Other income generally includes gains on asset sales and extinguishments of liabilities, favorable judgments on contingencies, and other income from miscellaneous transactions.

Other income of $104 million for the year ended December 31, 2010 included the extinguishment of a swap liability owed by two of our Brazilian subsidiaries, resulting in the recognition of a $62 million gain. The net impact to the Company after taxes and noncontrolling interest was $9 million. Other income also included a gain on sale of assets at Eletropaulo.

Other income of $460 million for the year ended December 31, 2009 included $165 million from the reduction in interest and penalties associated with federal tax debts at Eletropaulo and Sul as a result of the Programa de Recuperacao Fiscal (“REFIS”) program and a $129 million gain related to a favorable court decision enabling Eletropaulo to receive reimbursement of excess non-income taxes paid from 1989 to 1992 in the form of tax credits to be applied against future tax liabilities. The net impact to the Company after income taxes and noncontrolling interests for these items was $44 million. In addition, the Company recognized income of $80 million from a performance incentive bonus for management services provided to Ekibastuz and Maikuben in 2008. The management agreement was related to the sale of these businesses in Kazakhstan in May 2008; see further discussion of this transaction in Note 22—Acquisitions and Dispositions.

Other income of $372 million for the year ended December 31, 2008 included gains on the extinguishment of a gross receipts tax liability and a legal contingency at Eletropaulo of $117 million and $75 million, respectively, $32 million of cash proceeds related to a favorable legal settlement at Southland in California, $29 million of insurance recoveries for damaged turbines at Uruguaiana, $23 million of gains associated with a sale of land at Eletropaulo and sales of turbines at Itabo, and compensation of $18 million for the impairment associated with the settlement agreement to shut down Hefei.

The components of other expense are summarized as follows:

	Years Ended December 31,
	2010	2009	2008

	(in millions)
Loss on sale and disposal of assets	$84	$36	$34
Gener gas settlement	72	-	-
Loss on extinguishment of debt	37	-	70
AES Wind transaction costs	22	-	-
Other	23	70	57
Total other expense	$238	$106	$161

Other expense generally includes losses on asset sales, losses on extinguishment of debt, legal contingencies and losses from other miscellaneous transactions.

Other expense of $238 million for the year ended December 31, 2010 included $72 million for a settlement agreement of gas transportation contracts at Gener. There were also previously capitalized transaction costs of $22 million that were incurred in connection with the preparation for the sale of a noncontrolling interest in our Wind Generation business. These costs were written off upon the expiration of the letter of intent on June 30, 2010. In addition, there were losses on disposal of assets at Eletropaulo, Panama, and Gener, an $18 million loss on debt extinguishment at Andres and Itabo, and a $15 million loss at the Parent Company from the retirement of senior notes.

Other expense of $106 million for the year ended December 31, 2009 included a $13 million loss recognized when three of our businesses in the Dominican Republic received $110 million par value bonds issued by the Dominican Republic government to settle existing accounts receivable for the same amount from the government-owned distribution companies. The loss represented an adjustment to reflect the fair value of the bonds on the date received. Other expenses also included losses on the disposal of assets at Eletropaulo and Andres and contingencies at Alicura in Argentina and our businesses in Kazakhstan.

Other expense of $161 million for the year ended December 31, 2008 included $69 million of losses on the retirement of debt at the Parent Company in June 2008 and at IPALCO associated with a $375 million refinancing in April 2008, and losses on the disposal of assets primarily at Eletropaulo in Brazil.